Right-of-use Assets and Lease Liabilities (Details) - Shedule of changes of the obligations for lease liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shedule Of Changes Of The Obligations For Lease Liabilities Abstract
Beginnng balance	$ 95,670	$ 115,017
Liabilities for new lease agreements	16,559	8,283
Interest accrued expenses	1,865	1,978
Payments of capital and interests	(32,375)	(30,585)
Remeasurement	(506)	(206)
Derecognized contracts	(2,020)	(5,524)
Others	10,176
Readjustments		6,707
Ending balance	$ 89,369	$ 95,670